Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Goodwill
The following table presents goodwill for the years ended December 31, 2022 and 2021:

	2022	2021
Cost:
Balance as of January 1,	5,940	5,976
Acquisitions	117	-
Disposals of businesses	(36)	(16)
Translation and other, net	(139)	(20)
Carrying amount as of December 31:	5,882	5,940

Summary of Carrying Amount of Goodwill by Cash Generating Unit	The following table shows the carrying amount of goodwill that was tested for impairment by CGU:

Cash-Generating Unit	2022
Legal Professionals	3,232
Corporates	1,380
Tax & Accounting Professionals	832
Reuters News	133
Global Print	241

Impairment Test of Goodwill- Key Assumptions
The key assumptions used in performing the impairment test, by CGU, are presented below:

Cash-Generating Unit	Perpetual Growth Rate (1)		Discount Rate	Tax Rate
Legal Professionals	2.5%		10.0%	26.0%
Corporates	2.5%		10.5%	26.2%
Tax & Accounting Professionals	3.0%		10.5%	27.3%
Reuters News	2.5%		12.0%	21.9%
Global Print	(5.5%	)	11.5%	26.3%
(1)  The perpetual growth rate is applied to the final year of cash flow projections.